Goodwill (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 9,220	$ 9,217	$ 9,612	$ 10,222
Impairment (5)	(260)	0	0
Goodwill, Impaired, Accumulated Impairment Loss	(680)	(680)	(680)	(680)
Goodwill Disposition	42		10
MetLife Assurance Limited
Goodwill [Line Items]
Goodwill Disposition		60
Japan
Goodwill [Line Items]
Goodwill	4,400	4,300	4,400
Corporate & Other
Goodwill [Line Items]
Goodwill	0	42	42	42
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0
Goodwill Disposition	42		0
MetLife Holdings
Goodwill [Line Items]
Goodwill	887	887	887	887
Goodwill, Impaired, Accumulated Impairment Loss	(680)	(680)	(680)	$ (680)
Goodwill Disposition	0		0
Parent Company
Goodwill [Line Items]
Impairment (5)	$ (147)	$ 0	$ 0